Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 6,425,670	$ 3,326,851	$ 1,154,901
Receivables, net	27,887	36,161	12,854
Prepaids and deposits	787,848	1,060,765	153,422
Inventory, net	986,421	495,667	230,145
Total Current Assets	8,227,826	4,919,444	1,551,322
Deposit		10,773	10,773
Property and equipment, net	52,528	53,119	53,535
Intangibles, net	2,823,530
Operating lease right-of-use asset	101,471	206,582	276,553
TOTAL ASSETS	11,205,355	5,189,918	1,892,183
Current Liabilities
Accounts payable and accrued liabilities	1,216,191	669,375	244,704
Customer deposits	39,583	36,693	10,172
Current portion of consideration payable	350,000
Current portion of lease liability	103,309	145,000	110,616
Derivative liabilities	1,882	369,158	68,455
Total Current Liabilities	2,130,422	1,297,353	588,272
Consideration payable	519,711
Operating lease liability		65,489	172,601
TOTAL LIABILIITES	2,650,133	1,362,842	760,873
Commitments and Contingencies
EQUITY
Preferred stock
Common stock	4,938	1,733	957
Additional paid-in capital	19,884,944	10,849,031	3,852,044
Accumulated other comprehensive income	228	202	111
Accumulated deficit	(11,334,888)	(7,023,890)	(2,722,373)
TOTAL EQUITY	8,555,222	3,827,076	1,131,310
TOTAL LIABILITIES AND EQUITY	11,205,355	5,189,918	1,892,183
Related Parties
Current Liabilities
Due to related parties	$ 419,457	77,127	154,325
Series seed 1 preferred stock
EQUITY
Preferred stock			21
Series seed 2 preferred stock
EQUITY
Preferred stock			364
Series A preferred stock
EQUITY
Preferred stock			$ 186